Leasing Arrangements	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Leasing Arrangements

Note 5. Leasing Arrangements
We enter into various lease arrangements for network equipment including towers, distributed antenna systems, small cells, real estate and connectivity mediums including dark fiber, equipment leases, and other various types of assets for use in our operations. Our leases have remaining lease terms ranging from 1 year to 24 years, some of which include options to extend the leases term for up to 25 years, and some of which include options to terminate the leases. For the majority of leases entered into during the current period, we have concluded it is not reasonably certain that we would exercise the options to extend the lease or terminate the lease. Therefore, as of the lease commencement date, our lease terms generally do not include these options. We include options to extend the lease when it is reasonably certain that we will exercise that option.

During March 2015, we completed a transaction with American Tower Corporation (American Tower) pursuant to which American Tower acquired the exclusive rights to lease and operate approximately 11,300 of our wireless towers for an upfront payment of $5.0 billion. We have subleased capacity on the towers from American Tower for a minimum of 10 years at current market rates in 2015, with options to renew. We continue to include the towers in Property, plant and equipment, net in our condensed consolidated balance sheets and depreciate them accordingly. In addition to the rights to lease and operate the towers, American Tower assumed the interest in the underlying ground leases related to these towers. While American Tower can renegotiate the terms of and is responsible for paying the ground leases, we are still the primary obligor for these leases and accordingly, the present value of these ground leases are included in our operating lease right-of-use assets and operating lease liabilities. We do not expect to be required to make ground lease payments unless American Tower defaults, which we determined to be remote.

The components of net lease cost were as follows:

		Three Months Ended
		March 31,
(dollars in millions)	Classification	2019
Operating lease cost (1)	Cost of services Selling, general and administrative expense	$1,170
Finance lease cost:
Amortization of right-of-use assets	Depreciation and amortization expense	86
Interest on lease liabilities	Interest expense	9
Short-term lease cost (1)	Cost of services Selling, general and administrative expense	16
Variable lease cost (1)	Cost of services Selling, general and administrative expense	57
Sublease income	Service revenues and other	(67)
Total net lease cost		$1,271
(1) All operating lease costs, including short-term and variable lease costs, are split between Cost of services and Selling, general and administrative expense in the condensed consolidated statements of income based on the use of the facility that the rent is being paid on. See Note 1 for additional information. Variable lease costs represent payments that are dependent on a rate or index, or on usage of the asset.

Supplemental disclosure for the statement of cash flows related to operating and finance leases were as follows:

Three Months Ended
March 31,
(dollars in millions)	2019
Cash Flows from Operating Activities
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$(1,058)
Operating cash flows for finance leases	(9)
Cash Flows from Financing Activities
Financing cash flows for finance leases	(86)
Supplemental lease cash flow disclosures
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	668
Right-of-use assets obtained in exchange for new finance lease liabilities	115

Supplemental disclosure for the balance sheet related to finance leases were as follows:

At March 31,
(dollars in millions)	2019
Assets
Property, plant and equipment, net	$742

Liabilities
Debt maturing within one year	$323
Long-term debt	611
Total Finance lease liabilities	$934

The weighted-average remaining lease term and the weighted-average discount rate of our leases were as follows:

At March 31,
2019
Weighted-average remaining lease term (years)
Operating Leases	9
Finance Leases	4
Weighted-average discount rate
Operating Leases	4.2%
Finance Leases	3.6%

The Company's maturity analysis of operating and finance lease liabilities as of March 31, 2019 were as follows:

(dollars in millions)	Operating Leases	Finance Leases
Remainder of 2019	$3,051	$279
2020	3,805	270
2021	3,462	173
2022	3,045	122
2023	2,689	75
Thereafter	10,792	105
Total lease payments	26,844	1,024
Less interest	(4,876)	(90)
Present value of lease liabilities	21,968	934
Less current obligation	(2,997)	(323)
Long-term obligation at March 31, 2019	$18,971	$611

As of March 31, 2019, we have contractually obligated lease payments amounting to $477 million for an office facility operating lease that has not yet commenced. We have legally obligated lease payments for various other operating leases that have not yet commenced for which the total obligation was not significant. We have certain rights and obligations for these leases, but have not recognized an operating lease right-of-use asset or an operating lease liability since they have not yet commenced.

Leasing Arrangements

Note 5. Leasing Arrangements
We enter into various lease arrangements for network equipment including towers, distributed antenna systems, small cells, real estate and connectivity mediums including dark fiber, equipment leases, and other various types of assets for use in our operations. Our leases have remaining lease terms ranging from 1 year to 24 years, some of which include options to extend the leases term for up to 25 years, and some of which include options to terminate the leases. For the majority of leases entered into during the current period, we have concluded it is not reasonably certain that we would exercise the options to extend the lease or terminate the lease. Therefore, as of the lease commencement date, our lease terms generally do not include these options. We include options to extend the lease when it is reasonably certain that we will exercise that option.

During March 2015, we completed a transaction with American Tower Corporation (American Tower) pursuant to which American Tower acquired the exclusive rights to lease and operate approximately 11,300 of our wireless towers for an upfront payment of $5.0 billion. We have subleased capacity on the towers from American Tower for a minimum of 10 years at current market rates in 2015, with options to renew. We continue to include the towers in Property, plant and equipment, net in our condensed consolidated balance sheets and depreciate them accordingly. In addition to the rights to lease and operate the towers, American Tower assumed the interest in the underlying ground leases related to these towers. While American Tower can renegotiate the terms of and is responsible for paying the ground leases, we are still the primary obligor for these leases and accordingly, the present value of these ground leases are included in our operating lease right-of-use assets and operating lease liabilities. We do not expect to be required to make ground lease payments unless American Tower defaults, which we determined to be remote.

The components of net lease cost were as follows:

		Three Months Ended
		March 31,
(dollars in millions)	Classification	2019
Operating lease cost (1)	Cost of services Selling, general and administrative expense	$1,170
Finance lease cost:
Amortization of right-of-use assets	Depreciation and amortization expense	86
Interest on lease liabilities	Interest expense	9
Short-term lease cost (1)	Cost of services Selling, general and administrative expense	16
Variable lease cost (1)	Cost of services Selling, general and administrative expense	57
Sublease income	Service revenues and other	(67)
Total net lease cost		$1,271
(1) All operating lease costs, including short-term and variable lease costs, are split between Cost of services and Selling, general and administrative expense in the condensed consolidated statements of income based on the use of the facility that the rent is being paid on. See Note 1 for additional information. Variable lease costs represent payments that are dependent on a rate or index, or on usage of the asset.

Supplemental disclosure for the statement of cash flows related to operating and finance leases were as follows:

Three Months Ended
March 31,
(dollars in millions)	2019
Cash Flows from Operating Activities
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$(1,058)
Operating cash flows for finance leases	(9)
Cash Flows from Financing Activities
Financing cash flows for finance leases	(86)
Supplemental lease cash flow disclosures
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	668
Right-of-use assets obtained in exchange for new finance lease liabilities	115

Supplemental disclosure for the balance sheet related to finance leases were as follows:

At March 31,
(dollars in millions)	2019
Assets
Property, plant and equipment, net	$742

Liabilities
Debt maturing within one year	$323
Long-term debt	611
Total Finance lease liabilities	$934

The weighted-average remaining lease term and the weighted-average discount rate of our leases were as follows:

At March 31,
2019
Weighted-average remaining lease term (years)
Operating Leases	9
Finance Leases	4
Weighted-average discount rate
Operating Leases	4.2%
Finance Leases	3.6%

The Company's maturity analysis of operating and finance lease liabilities as of March 31, 2019 were as follows:

(dollars in millions)	Operating Leases	Finance Leases
Remainder of 2019	$3,051	$279
2020	3,805	270
2021	3,462	173
2022	3,045	122
2023	2,689	75
Thereafter	10,792	105
Total lease payments	26,844	1,024
Less interest	(4,876)	(90)
Present value of lease liabilities	21,968	934
Less current obligation	(2,997)	(323)
Long-term obligation at March 31, 2019	$18,971	$611

As of March 31, 2019, we have contractually obligated lease payments amounting to $477 million for an office facility operating lease that has not yet commenced. We have legally obligated lease payments for various other operating leases that have not yet commenced for which the total obligation was not significant. We have certain rights and obligations for these leases, but have not recognized an operating lease right-of-use asset or an operating lease liability since they have not yet commenced.